Expense Example {- Fidelity Blue Chip Value ETF} - 09.30 Fidelity Active ETFs Combo Pro-02 - Fidelity Blue Chip Value ETF - Fidelity Blue Chip Value ETF	Dec. 01, 2020 USD ($)
Expense Example:
1 year	$ 60
3 years	$ 189